Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 192,926	£ 195,135
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	185,843	185,879
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	59	59
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	5,874	7,883
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,150	1,314
Equity Index Linked Deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	549	577
Capital amount guaranteed or protected	549	577
Capital amount of return guaranteed	£ 2	£ 2